UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS RREEF Real Estate Securities Income Fund
	Shares	Value ($)
Common Stocks 75.2%
Real Estate Investment Trust (“REITs”) 75.2%
Apartments 14.5%
American Campus Communities, Inc.	3,740	139,689
AvalonBay Communities, Inc.	2,830	371,636
BRE Properties, Inc.	3,190	200,268
Camden Property Trust	6,410	431,649
Campus Crest Communities, Inc.	200	1,736
Canadian Apartment Properties REIT	6,910	133,262
Dundee Real Estate Investment Trust "A"	12,850	337,785
Education Realty Trust, Inc.	11,300	111,531
Equity Residential	4,450	258,056
Home Properties, Inc.	3,450	207,414
Mid-America Apartment Communities, Inc.	3,115	212,661
Post Properties, Inc.	2,330	114,403

		2,520,090
Diversified 10.5%
Digital Realty Trust, Inc.	3,210	170,387
Duke Realty Corp.	15,040	253,875
DuPont Fabros Technology, Inc.	4,730	113,851
H&R Real Estate Investment Trust (Units)	11,510	238,009
Lexington Realty Trust	21,890	238,820
Liberty Property Trust	7,060	260,938
National Health Investors, Inc.	40	2,418
Retail Properties of America, Inc. "A"	16,670	225,712
Washington Real Estate Investment Trust	13,340	318,559

		1,822,569
Health Care 10.9%
Chartwell Retirement Residences	20,860	196,429
HCP, Inc.	3,680	142,747
Health Care REIT, Inc.	7,880	469,648
Healthcare Realty Trust, Inc.	5,190	125,338
Senior Housing Properties Trust	12,680	284,920
Ventas, Inc.	11,010	666,876

		1,885,958
Hotels 5.2%
Chesapeake Lodging Trust	9,540	245,464
DiamondRock Hospitality Co.	10,620	124,785
Hospitality Properties Trust	3,910	112,295
LaSalle Hotel Properties	4,160	130,250
RLJ Lodging Trust	10,480	280,235

		893,029
Industrial 1.6%
DCT Industrial Trust, Inc.	32,030	252,396
Prologis, Inc.	470	19,190

		271,586
Office 9.1%
Alexandria Real Estate Equities, Inc.	3,290	238,722
Allied Properties Real Estate Investment Trust	230	7,178
BioMed Realty Trust, Inc.	6,960	142,611
Boston Properties, Inc.	3,710	424,906
CommonWealth REIT	70	1,841
Douglas Emmett, Inc.	8,830	239,646
Mack-Cali Realty Corp.	5,230	108,732
Piedmont Office Realty Trust, Inc. "A"	8,260	141,659
Vornado Realty Trust	2,890	284,839

		1,590,134
Regional Malls 10.4%
CBL & Associates Properties, Inc.	10,360	183,890
Glimcher Realty Trust	28,050	281,341
Simon Property Group, Inc.	4,700	770,800
The Macerich Co.	9,120	568,450

		1,804,481
Shopping Centers 5.6%
Acadia Realty Trust	3,180	83,888
Equity One, Inc.	3,180	71,041
Excel Trust, Inc.	250	3,170
Federal Realty Investment Trust	1,250	143,400
Regency Centers Corp.	5,020	256,321
RioCan Real Estate Investment Trust	11,740	282,801
Weingarten Realty Investors	4,620	138,600

		979,221
Specialty Services 3.6%
National Retail Properties, Inc. (a)	5,460	187,387
Realty Income Corp. (a)	3,740	152,816
Select Income REIT	2,040	61,751
Spirit Realty Capital, Inc.	19,620	215,428

		617,382
Storage 3.8%
Extra Space Storage, Inc.	3,860	187,249
Public Storage	2,770	466,717

		653,966

Total Common Stocks (Cost $12,600,224)		13,038,416
Preferred Stocks 16.7%
Real Estate Investment Trust (“REITs”) 16.7%
Diversified 3.9%
DuPont Fabros Technology, Inc., "A"	12,940	326,735
Retail Properties of America, Inc., "A"	14,006	345,948

		672,683
Hotels 7.4%
Chesapeake Lodging Trust "A"	12,660	328,401
Pebblebrook Hotel Trust "B"	11,880	308,880
Strategic Hotels & Resorts, Inc., "A"	13,430	343,002
Strategic Hotels & Resorts, Inc., "C"	12,300	310,083

		1,290,366
Industrial 1.8%
STAG Industrial, Inc., "A"	11,420	307,198
Regional Malls 1.8%
Glimcher Realty Trust "H"	12,300	308,976
Shopping Centers 1.8%
Kite Realty Group Trust "A"	12,010	308,777

Total Preferred Stocks (Cost $2,850,909)		2,888,000

	Shares	Value ($)
Securities Lending Collateral 1.6%
Daily Asset Fund Institutional, 0.07% (b) (c) (Cost $277,112)	277,112	277,112
Cash Equivalents 4.0%
Central Cash Management Fund, 0.05% (b) (Cost $702,339)	702,339	702,339

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $16,430,584) †	97.5	16,905,867
Other Assets and Liabilities, Net	2.5	433,701

Net Assets	100.0	17,339,568

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $16,469,350.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $436,517.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $563,203 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $126,686.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $272,323, which is 1.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At March 31, 2014, open written options on equity securities were as follows:

	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (d)

Exchange-Traded Call Options
AvalonBay Communities, Inc.	7	4/19/2014	135.00	544	(357)
Boston Properties, Inc.	6	4/19/2014	112.75	586	(1,635)
Boston Properties, Inc.	15	4/19/2014	115.00	2,016	(2,400)
Federal Realty Investment Trust	5	5/17/2014	115.00	564	(1,000)
Simon Property Group, Inc.	10	4/19/2014	165.00	1,558	(1,540)
Simon Property Group, Inc.	10	4/19/2014	170.00	678	(260)
Total Exchange-Traded Call Options				5,946	(7,192)

Over-the-counter Call Options
Alexandria Real Estate Equity, Inc.	2,0001	5/16/2014	75.00	980	(3,584)
American Campus Communities	2,0002	4/25/2014	39.00	844	(316)
BRE Properties, Inc.	2,0001	5/2/2014	64.00	1,303	(3,026)
Camden Property Trust	2,0001	4/25/2014	68.50	1,303	(2,146)
Camden Property Trust	2,0001	5/16/2014	68.00	1,742	(3,709)
Dct Industrial Trust, Inc.	10,0001	5/16/2014	8.05	692	(5,711)
Douglas Emmett, Inc.	4,0003	5/2/2014	28.00	2,040	(631)
Douglas Emmett, Inc.	3,0001	5/16/2014	27.75	765	(977)
Duke Realty Corp.	10,0002	5/2/2014	17.00	2,701	(3,001)
Equity Residential	2,0002	5/16/2014	59.00	1,261	(1,683)
Health Care REIT, Inc.	4,0002	5/2/2014	60.00	2,400	(3,452)
Healthcare Realty Trust Inc.	4,0002	4/17/2014	24.25	1,292	(1,527)
LaSalle Hotel Properties	2,0001	5/16/2014	34.00	898	(901)
Lexington Realty Trust	10,0003	5/2/2014	11.75	900	(246)
Mid America Apartment Communities	1,0001	5/16/2014	68.50	600	(1,150)
Realty Income Corp.	2,5001	4/25/2014	44.00	1,423	(74)
RLJ Lodging Trust	7,0002	5/2/2014	27.00	2,171	(2,990)
Senior Housing Properties Trust	6,0001	5/2/2014	22.75	2,110	(1,143)
Spirit Realty Capital Inc.	5,0003	4/17/2014	11.40	667	(546)
The Macerich Co.	2,0001	4/25/2014	64.00	1,252	(1,420)
The Macerich Co.	4,0001	5/2/2014	62.00	2,753	(6,013)
Washington Real Estate Investment Trust	5,0003	5/2/2014	25.25	1,500	(814)
Weingarten Realty Investors	2,0003	4/17/2014	31.75	766	(585)
Total Over-The-Counter Call Options				32,363	(45,645)

Total				38,309	(52,837)

(d)	Unrealized depreciation on written options on equity securities at March 31, 2014 was $14,528, net of premiums received.

Counterparties
1	Morgan Stanley
2	Bank of America Merrill Lynch
3	UBS AG

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$13,038,416	$—	$—	$13,038,416
Preferred Stocks(e)	2,888,000	—	—	2,888,000
Short-Term Investments(e)	979,451	—	—	979,451
Total	$16,905,867	$—	$—	$16,905,867

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Written Options	$(52,837)	$—	$—	$(52,837)
Total	$(52,837)	$—	$—	$(52,837)

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Options
Equity Contracts	$(14,528)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Income Fund, a series of DWS Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014